Jennison Sector Funds, Inc.

Gateway Center Three, 4th Floor

Newark, NJ 07102

February 5, 2007

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Jennison Sector Funds, Inc. (the “Fund”)
(File No. 2-72097)

Ladies and Gentlemen:

Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497 (c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 50 and (ii) that the text of Post-Effective Amendment No. 50 was filed electronically on January 31, 2007.

JENNISON SECTOR FUNDS, INC.

By:	/s/ Jonathan D. Shain
Jonathan D. Shain
Assistant Secretary